Operating Leases (Details) - USD ($)		1 Months Ended	2 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Operating Leases
Option to extend the lease term								true
Operating lease renewal term			3 years	3 years				3 years
Quantitative information of operating leases
Operating lease cost		$ 17,000.0	$ 33,000.0		$ 57,000.0		$ 100,000		$ 200,000
Variable lease cost	$ 0	$ 0		$ 0		$ 0			$ 0